SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Customer relationships
Intangible assets
Estimated useful life	3 years 10 months 20 days
Software
Intangible assets
Estimated useful life	3 years 4 months 9 days
Software.
Intangible assets
Estimated useful life	3 years